Finance Leases as Lessee - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
Fiscal year 2026	$ 58,718
Fiscal year 2027	15,464
Less: imputed interest	(1,488)
Present value of finance lease liabilities	$ 72,694